Dividend income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Dividend income	Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of income from dividends as follows:

EUR million
	2025	2024	2023
Dividend income classified as:
Financial assets held for trading	556	521	414
Non-trading financial assets mandatorily at fair value through profit or loss	57	71	68
Financial assets at fair value through other comprehensive income	102	118	86
	715	710	568